Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of Revenue Disaggregation
Polestar Group disaggregates Revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of Revenue and cash flows from these customer contracts as seen in the table below:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Sales of vehicles[1]	2,313,124	2,386,685	1,298,918
Sales of software and performance engineered kits	18,994	21,308	25,881
Sales of carbon credits	1,452	10,984	6,299
Vehicle leasing revenue	17,421	16,719	6,217
Other revenue	17,094	5,122	6,310
Total	$2,368,085	$2,440,818	$1,343,625
1 - Revenue related to sales of vehicles is inclusive of accessory revenue and extended and connected services recognized over time.

Schedule of Contract Liabilities

	Deferred revenue - extended service	Deferred revenue - connected services	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2022	21,830	17,120	16,693	55,643
Provided for during the year	31,580	16,058	18,902	66,540
Settled during the year	—	—	—	—
Released during the year	(12,807)	(2,889)	(22,512)	(38,208)
Effect of foreign currency exchange rate differences	(747)	(1,778)	(48)	(2,573)
Balance as of December 31, 2022	$39,856	$28,511	$13,035	$81,402
of which current	18,043	4,083	10,258	32,384
of which non-current	21,813	24,428	2,777	49,018

Provided for during the year - (Restated)	30,811	14,469	56,022	101,302
Settled during the year	—	—	—	—
Released during the year	(23,917)	(4,973)	(18,704)	(47,594)
Effect of foreign currency exchange rate differences	755	1,558	609	2,922
Balance as of December 31, 2023 - (Restated)	$47,505	$39,565	$50,962	$138,032
of which current - (Restated)	22,150	6,135	46,594	74,879
of which non-current - (Restated)	25,355	33,430	4,368	63,153